Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of the benefit of (provision for) income taxes
	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2021
	RMB	RMB	RMB	USD
Current	(4,644,300)	(4,487,629)	(2,189,629)	(343,434)
Deferred	1,515,220	1,582,948	3,024,851	474,434
(Provision for) benefit of income taxes	(3,129,080)	(2,904,681)	835,222	131,000

Schedule of effective income tax rate reconciliation
	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2021
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate in China	(22.5)%	8.3%	(14.0)%
Tax rate difference outside China(1)	—	(35.9)%	(7.0)%
Change in valuation allowance	0.4%	(0.4)%	4.7%
Additional R&D deduction in China	(0.5)%	2.0%	(8.5)%
Permanent difference	0.6%	(1.0)%	0.1%
Effective tax rate	3.0%	(2.0)%	0.3%

Schedule of components of deferred tax assets and liabilities
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	160,287	142,316	22,322
Impairment loss from inventories	—	1,014,527	159,124
Net operating loss carryforwards	2,080,433	11,086,999	1,738,946
Less: valuation allowance	(2,080,433)	(12,101,526)	(1,898,070)
Deferred tax assets, net	160,287	142,316	22,322
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	6,144,892	5,396,459	846,411
Total deferred tax liabilities, net	5,984,605	5,254,143	824,089

Schedule of taxes payable
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
VAT taxes payable	1,555,978	168,384	26,410
Income taxes payable	9,704,988	6,217,156	975,134
Other taxes payable	254,658	39,206	6,149
Totals	11,515,624	6,424,746	1,007,693